COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 15:-	COMMITMENTS AND CONTINGENCIES

a.	Liens:

A lien has been incurred by the Company over certain portion of its investments in outstanding shares of Matrix, Magic and Sapiens, in pursuant to financial institution credit agreement entered on January 2014 and with respect to the Secured Bonds issued by the Company in September 2015 on the TASE.

b.	Guarantees:

1.
The Group has provided certain bank guarantees in an aggregate of approximately $ 18,100 as security for its subsidiary companies’ performance of various contracts with customers and suppliers. If the subsidiaries were to breach certain terms of such contracts, the customers could demand that the banks providing the guarantees distribute the amounts claimed to be due.

2.
The Group has provided bank guarantees in an aggregate of approximately $ 4,450 as security for its subsidiary companies’ rent to be paid for offices. If such subsidiaries were to breach certain terms of their leases, the lessors could demand that the banks providing the guarantees distribute the amounts claimed to be due. As of December 31, 2015, the Group had restricted bank deposits of $615 in favor of the bank guarantees.

3.	In order to secure a credit line for one of Sapiens’ subsidiaries, Sapiens has created a general floating pledge on that subsidiary’s assets in favor of the bank providing the line of credit.

c.	Covenants:

In connection with the Group’s credit facility agreements, primarily Formula and Matrix, with various financial institutions, the Group committed to the following:

i)	Matrix

In the context of Matrix engagements with banks for receiving credit facilities, Matrix has undertaken to maintain the following financial covenants, as they will be expressed in its financial statements, as described:

a)
The total rate of Matrix debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by it and shareholders’ loans that have been and/or will be provided by it (collectively, “the debts”) will not exceed 40% of its total balance sheet.

b)	The ratio of Matrix debts less cash to the annual EBITDA will not exceed 3.5.

c)	Matrix equity shall not be lower than NIS 275,000 (approximately $ 70,477) at all times.

d)	Matrix balances of cash and short-term investments in its balance sheet shall not be lower than NIS 50,000 (approximately $ 12,814).

e)	In the event that Formula ceases to hold 30% of Matrix share capital or is no longer the largest shareholder in Matrix, the credit may be placed for immediate repayment.

f)	Matrix has committed that the shareholder’s interest of Matrix IT-Systems shall never be below 50.1%

g)
Matrix will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party’s debts as they are today and as they will be without the banks’ consent (except for a first rate fixed pledge on an asset which acquisition will be financed by a third party and which the pledge will be in his favor).

h)	Matrix will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the banks’ advance written consent, unless it is done in the ordinary course of business.

i)
Matrix committed not to distribute dividends that will cause its equity (when measured based on International Financial Reporting Standards (“IFRS”) to be less than NIS 275,000 (approximately $ 70,477). As of December 31, 2015, Matrix’s equity was approximately NIS 627,317 (approximately $ 160,768, as measured based on IFRS).

ii)	Formula

1.	Liability to Financial Institution

In the context of Formula’s credit facility from a financial institution, Formula has undertaken to maintain the following financial covenants, as they will be expressed in its financial statements, as described:

a)	Company equity shall not be lower than $ 160,000 at all times.

b)	The ratio of Company’s equity to total assets will not be less than 20%.

c)	The ratio of Company’s financial debts less cash, short-term deposit and short-term marketable securities to the annual EBITDA will not exceed 3.5

d)	The ratio of Company’s financial debts less cash, short-term deposit and short-term marketable securities to the total assets will not exceed 30%.

e)	Formula’s liabilities to banks and other financial institutions in its standalone balance sheet shall not be higher than NIS 450,000 (approximately $ 115,711).

f)
Formula will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party’s debts as they are today and as they will be without the financial institution’s consent.

g)
Formula will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the financial institution’s advance written consent, unless it is done in the ordinary course of business.

2.	Debentures

Series A Secured Debentures and Series B Convertible Debentures contain, in addition to standard terms and obligations, including among others, the following obligations:

a)
a covenant not to distribute dividends unless (i) Formula shareholders’ equity (not including minority interests) shall not be less than $250 million, (ii) Formula’s net financial indebtedness (financial indebtedness net of cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (which is defined financial indebtedness, net, plus shareholders equity), (iii) the amount of the distributions shall be equal to profits for the years ended December 31, 2014 and 2015 and 7% of profits accrued from January 1, 2016 until the distribution and (iv) no event of default shall have occurred.; and

b)
Financial covenants, including (i) the equity attributable to the shareholders of Formula, as reported in Formula’s annual or quarterly financial statements, will not be less than $160 million, (ii) Formula’s net financial indebtedness (financial indebtedness net of cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (which is defined as financial indebtedness, net, plus shareholders equity) and (iii) at all times, Formula’s cash balance will not be less than the annual interest payment (compounded) for the unpaid principal amount of the Series B debentures.

c)	standard events of default including among others:

I.	suspension of trading of the debentures on the TASE over a period of 60 days
II.	If the rating of the debentures is less than BBB- by Standard and Poors Maalot or equivalent rating of other rating agencies
III.	failure to have the debentures rated over a period of 60 days

IV.	If there is a change in control without consent of the rating agency; and
V.	If Formula fails to continue to control any of its subsidiaries

As of the date of the financial statements, Matrix and Formula are in compliance with the above financial covenants.

d.	Legal proceedings:

1.
In August 2009, a software company and one of its owners filed an arbitration proceeding against Magic and one of its subsidiaries, claiming an alleged breach of a non-disclosure agreement between the parties. The plaintiffs sought damages in the amount of approximately NIS 52,000 (approximately $13,371). The arbitrator determined that both Magic and its subsidiary breached the non-disclosure agreement. In January 2015 the arbitrator rendered his ruling and determined that Magic should pay damages to the plaintiffs. The group’s Equity in gains of affiliated companies, net includes a net impact of $722 resulting from the arbitration. In December 2015, the same software company filed a motion to appoint another arbitrator to the district court in Tel Aviv in order to sue Magic for additional damages. The court decided against Magic’s position, and appointed an arbitrator. In April 2016, Magic submitted a motion to appeal the District Court’s decision to the Supreme Court. Magic is now waiting for a decision.

2.
On September 10, 2014, a request for certification of a class action (together with a statement of claim) was filled by an alleged shareholder of Formula’s subsidiary Matrix against Matrix and Matrix’s directors and chief executive officer, and against Formula, as the controlling shareholder. On January 26, 2016, a ruling of the court confirming the agreed withdrawal request which was submitted in October 2015, rejecting the plaintiff’s personal claim, and ordered to delete the entire certificate request. The court also partially approved the agreement between the parties for payment of fees and reimbursement of expenses and attorneys’ fees. The amounts are immaterial for the Company.

3.	On August 27, 2015, a wholly-owned subsidiary of Sapiens was summoned to a hearing at a court in Amsterdam in connection with a claim initiated against it by one of its customers.

Although the software system provided by the subsidiary has been used by the customer since 2008, the customer now claims that the software system furnished to the customer did not comply with the requirements of the customer and that the subsidiary failed to correct errors in the software systems in accordance with the service level agreement between the parties. The remedies sought by the customer are (i) termination of all contracts with the subsidiary and (ii) refund of all amounts paid by the customer to the subsidiary under the foregoing contracts plus damages in an aggregate amount of approximately €21,500.

As of the date of publication of these financial statements, Sapiens is examining together with its advisors the foregoing claim, the obligations of the subsidiary under the contracts with the customer (including limitations on liability thereunder) and the availability of insurance coverage with respect to the claim. Sapiens has included in its financial statements a provision which reflects the current estimate of the potential outcome of the foregoing claim.

4.
In addition to the above-described legal proceedings, from time to time, Formula and/or its subsidiaries and affiliates are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Company applies ASC 450, “Contingencies,” and accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in the determination of both the probability and as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. The Company intends to defend itself vigorously against the above claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigation, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Company may be subject could exceed the amounts (if any) that it has already accrued, the Company attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly). The aggregate provision that the Company has recorded for all other legal proceedings (other than the particular material proceedings described above) is not material.

5.
Furthermore, in respect of its ordinary course legal, administrative and regulatory proceedings (that is, other than the particular material proceedings described above), the Company estimates, in accordance with the procedures described above, that as of the current time there is no reasonable possibility that it will incur material losses exceeding the non-material amounts already recognized.

e.	Operating lease commitments:

The following are details of the Company’s future minimum lease commitments for office equipment, office space and motor vehicles under non-cancelable operating leases as of December 31, 2015:

2016	$18,611
2017	8,569
2018	7,647
2019	4,464
2020 and Thereafter	4,292

$43,583

Rent expenses for the years 2013, 2014 and 2015, were approximately $ 20,408, $ 15,979 and $ 19,551, respectively.

f.	Royalty commitments:

Sapiens Technologies (1982) Ltd. (“Sapiens Technologies”), a wholly owned subsidiary of Sapiens incorporated in Israel, was partially financed under programs sponsored by the Israel Innovation Authority (formerly the Office of the Chief Scientist) (“OCS”) for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the OCS, Sapiens Technologies agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with the OCS reached in January 2012. The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the OCS, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

Royalty expenses in Sapiens amounted to $ 514, $ 618 and $ 505 in 2013, 2014 and 2015, respectively. Royalty expenses in Sapiens consolidated and included in cost of revenues amounted to $ 450, $ 0 and $ 0 in 2013, 2014 and 2015, respectively

As of December 31, 2015, Sapiens had a contingent liability to pay royalties of $7,332.

g.	Insurance:

The Company and its subsidiaries and affiliates insure themselves in bodily injury and property damage insurance policies, including third party, professional liability and employer’s liability insurance policies.

The Company’s and its subsidiaries’ and affiliates’ directors and officers (D&O) are insured under an “umbrella” policy for insurance of directors and officers including D&O side A DIC policy (another layer of protection for officers) acquired by the Company for itself and its subsidiaries, for a period of 12 months from June 2015 (in November 2015 the Company’s audit committee, board and shareholders confirmed the Company’s participation in the aforementioned policy).